Net Income/(Loss) Per Share	12 Months Ended
Dec. 31, 2024
Net income Per Share [Abstract]
Net income/(loss) per share
20.	Net income/(loss) per share

The following table sets forth the basic and diluted net loss per share computation and provides a reconciliation of the numerator and denominator for the periods presented:

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Numerator:
Net (loss)/income	(239,588)	(93,104)	28,303
Net (income)/loss attributable to non-controlling interests	(4,450)	1,351	2,530
Numerator for basic and diluted net income/(loss) per share calculation	(244,038)	(91,753)	30,833
Denominator:
Weighted average number of ordinary shares*	369,533	4,034,877	8,926,591
Denominator for basic and diluted net income/(loss) per share calculation	369,533	4,034,877	8,926,591
Net income/(loss) per ordinary share*
-Basic and diluted	(660.40)	(22.74)	3.45

*	Retrospectively restated to reflect the Share Consolidation.

The potentially dilutive securities that have not been included in the calculation of diluted net income/(loss) per share as their inclusion would be anti-dilutive or immaterial to the net income per share are as follows:

	As of December 31,
	2022	2023	2024
	RMB	RMB	RMB
Share options to employees*	13,179	11,682	11,577
Total	13,179	11,682	11,577

*	Retrospectively restated to reflect the Share Consolidation.